Sohu.com Limited Shareholders' Equity (Sogou Inc. Share-based Awards, Sogou 2017 Share Incentive Plan, Narrative) (Details) - USD ($)		12 Months Ended
	Oct. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 2,094,000	$ 41,468,000	$ 19,120,000
Sogou [Member] | Sogou 2017 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		1,600,000
Unrecognized compensation expenses		$ 4,000,000
Unrecognized compensation expenses, weighted average period for recognition (in years)		2 years 1 month 13 days
Sogou [Member] | Sogou 2017 Share Incentive Plan [Member] | Performance-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		Four equal installments
Sogou [Member] | Sogou 2017 Share Incentive Plan [Member] | Service-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted		Four equal installments
Sogou [Member] | Sogou 2017 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares for issuance	28,000,000
Sogou [Member] | Sogou 2017 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share incentive award granted under share incentive plan	10 years